Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total cost	$ 1,496,578	$ 1,604,735
Total accumulated depreciation	(380,297)	(360,424)
Property, Plant and Equipment, Net, Total	1,116,281	1,244,311
Total depreciation expense	101,703	96,563	77,503
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	171,776	190,424
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	704,636	727,567
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 620,166	$ 686,744